Related Party Transactions - Summary of Significant Transactions with Related Parties (Parenthetical) (Detail) ₨ in Millions	12 Months Ended
Mar. 31, 2018 INR (₨)
Disclosure of transactions between related parties [line items]
Premium on redemption of bonds	₨ 96
Vedanta Resources Limited [member] | Withdrawal of guarantee [member]
Disclosure of transactions between related parties [line items]
Amount of guarantee	282,058
Vedanta Resources Limited [member] | Extinguishment of guarantee [member]
Disclosure of transactions between related parties [line items]
Amount of guarantee	₨ 68,091